BALANCE SHEETS - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 2,182,631	$ 1,956,844	$ 3,730,705
Prepaid expenses and other current assets	135,904	136,942	264,491
Total Current Assets	2,318,535	2,093,786	3,995,196
PROPERTY AND EQUIPMENT - NET	394,782	425,650	495,062
OTHER ASSETS
Intangible assets - net	676,309	667,972	619,767
TOTAL ASSETS	3,389,626	3,187,408	5,110,025
CURRENT LIABILITIES
Accounts payable	76,554	65,027	32,852
Accounts payable and accrued expenses - related parties	25,268	5,559	5,069
Accrued expenses	102,998	57,300	65,036
TOTAL LIABILITIES	204,820	127,886	102,957
STOCKHOLDERS' EQUITY
Preferred stock, $0.001 par value, 1,000,000 authorized, no shares issued or outstanding
Common stock $0.001 par value, 250,000,000 authorized, 69,720,530, 68,077,288 and 65,237,879 issued and outstanding at March 31, 2017, December 31, 2016 and December 31, 2015	69,721	68,078	65,238
Additional paid-in-capital	50,335,333	48,998,073	46,541,251
Accumulated deficit	(47,220,248)	(46,006,629)	(41,599,421)
TOTAL STOCKHOLDERS' EQUITY	3,184,806	3,059,522	5,007,068
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 3,389,626	$ 3,187,408	$ 5,110,025